Business segment information (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Business Segment Information Details 1
Hong Kong	$ 5	$ 0	$ 0
The PRC	8,746	9,342
Total property, plant and equipment	$ 9,591	$ 10,434